Stock and Stock Option Plans - Valuation Assumptions of Stock Options (Detail)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average expected volatility	49.20%	55.10%	65.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.25%	1.32%	1.94%
Expected term (in years)	7 years	6 years	5 years 4 months 24 days
Exercise multiple factor	2.1	2.0
Post-vest forfeiture rate	2.40%	0.00%	0.00%